Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Morse TEC
Business Acquisition [Line Items]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed as of Date of Acquisition
The following table summarizes the fair values of the assets acquired and liabilities assumed in the Morse TEC transaction at the acquisition date.

ASSETS
Cash and cash equivalents	$171,412
Deferred tax assets	140,000
Other assets - insurance balances receivable	371,116
TOTAL ASSETS	682,528
LIABILITIES
Defendant asbestos and environmental liabilities	662,507
Other liabilities	20,021
TOTAL LIABILITIES	$682,528
NET ASSETS ACQUIRED AT FAIR VALUE	—

Pro Forma Condensed Combined Statement of Earnings
The table below summarizes the results of the Morse TEC operations, which were included in our consolidated statement of earnings from the acquisition date to December 31, 2019:

Net investment income	$488
General and administrative expenses	(1,459)
Other expenses	(1,512)
Net loss	$(2,483)

Maiden Re
Business Acquisition [Line Items]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed as of Date of Acquisition
The following table summarizes the fair values of the assets acquired and liabilities assumed (excluding preexisting relationships and net of the intercompany cession assumed as part of the transaction) in the Maiden Re North America transaction at the acquisition date.

ASSETS
Fixed maturities, trading, at fair value	$1,098,593
Short-term investments, trading, at fair value	3,508
Total investments	1,102,101
Cash and cash equivalents	12,035
Restricted cash and cash equivalents	26,871
Premiums receivable	138,378
Prepaid reinsurance premiums	3,257
Reinsurance balances recoverable	87,018
Other assets	96,669
TOTAL ASSETS	$1,466,329
LIABILITIES
Losses and LAE	$1,027,367
Unearned premiums	85,696
Other liabilities	56,618
TOTAL LIABILITIES	1,169,681
NET ASSETS ACQUIRED AT FAIR VALUE	$296,648

Pro Forma Condensed Combined Statement of Earnings
The table below summarizes the results of the Maiden Re North America operations, which were included in our consolidated statement of earnings from the acquisition date to December 31, 2018:

Net investment income	$675
Net unrealized gains	3,749
General and administrative expenses	(435)
Net earnings	$3,989

Purchase Price and Fair Value of Assets Acquired	The components of the consideration paid to acquire all of the outstanding shares of Maiden Re North America were as follows:

Cash paid	$286,375
Adjustment for the fair value of preexisting relationships	10,273
Total purchase price	$296,648
Net assets acquired at fair value (including preexisting relationships)	$296,648
Excess of purchase price over fair value of net assets acquired	$—

KaylaRe
Business Acquisition [Line Items]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed as of Date of Acquisition
As a result of effectively settling all the contractual preexisting relationships with KaylaRe, the Company recognized a loss of $15.6 million, which was recorded in other income (loss) in the three and six months ended June 30, 2018, as summarized below:

ASSETS	Carrying value	Fair value	Loss on deemed settlement
Funds held by reinsured companies	$386,793	$386,793	$—
Deferred acquisition costs/Value of business acquired	33,549	40,268	6,719
TOTAL ASSETS	420,342	427,061	6,719
LIABILITIES
Losses and LAE	339,747	333,205	(6,542)
Unearned premiums	105,602	105,602	—
Insurance and reinsurance balances payable	25,897	23,559	(2,338)
Other liabilities	1,864	1,864	—
TOTAL LIABILITIES	473,110	464,230	(8,880)
NET ASSETS (LIABILITIES)	$(52,768)	$(37,169)	$15,599
The following table summarizes the fair values of the assets acquired and liabilities assumed (excluding preexisting relationships) in the KaylaRe transaction at the acquisition date.

ASSETS
Fixed maturities, trading, at fair value	$126,393
Other investments, at fair value	626,476
Total investments	752,869
Cash and cash equivalents	5,657
Premiums receivable	10,965
Deferred acquisition costs	275
Other assets	614
TOTAL ASSETS	$770,380
LIABILITIES
Losses and LAE	$4,059
Unearned premiums	10,984
Insurance and reinsurance balances payable	13
Other liabilities	9,004
TOTAL LIABILITIES	24,060
NET ASSETS ACQUIRED AT FAIR VALUE	$746,320

Pro Forma Condensed Combined Statement of Earnings
The table below summarizes the results of the KaylaRe operations, which are included in our consolidated statement of earnings from the acquisition date to December 31, 2018:

Premiums earned	$13,627
Incurred losses and LAE	(12,364)
Acquisition costs	(341)
Underwriting income	922
Net investment income	3,096
Net unrealized gains	(47,769)
General and administrative expenses	(2,164)
Net loss	$(45,915)

Purchase Price and Fair Value of Assets Acquired
The components of the consideration paid to acquire all of the outstanding shares and warrants of KaylaRe were as follows:

Fair value of Enstar ordinary shares issued	$414,750
Fair value of previously held equity method investment	336,137
Adjustment for the fair value of preexisting relationships	37,169
Total purchase price	$788,056
Net assets acquired at fair value (excluding preexisting relationships)	$746,320
Excess of purchase price over fair value of net assets acquired	$41,736

Number of Enstar ordinary shares issued	2,007,017
Closing price of Enstar voting ordinary shares as of May 14, 2018	$206.65
Fair value of Enstar ordinary shares issued to shareholders of KaylaRe	$414,750

Carrying value of previously held equity method investment prior to the close of the transaction	$320,130
Price-to-book multiple	1.05
Fair value of previously held equity method investment prior to the close of the transaction	$336,137

Gain recognized on remeasurement of previously held equity method investment to fair value	$16,007